Equity incentive Plans - Summary of Compensation Costs Related to Stock Options and RSUS Included on Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,335	$ 2,553	$ 9,713	$ 8,103	$ 11,149	$ 7,009
Cost of Revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	133	97	376	273	398	237
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	943	700	2,838	2,168	2,896	2,375
Sales and Marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	798	620	2,647	2,169	2,891	1,344
General and Administration
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,461	$ 1,136	$ 3,852	$ 3,493	$ 4,964	$ 3,053